Basis of Financial Statements and Summary of Significant Accounting Policies [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Estimated Useful Lives of Premises and Equipment [Table Text Block]

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	5 to 39

Useful Lives of Intangible Assets and Amortization Method by Major Class [Table Text Block]

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	10 to 16	Straight-line
Customer relationships	7 to 27	Straight-line, Declining-balance
Trade names	7 to 40	Straight-line